Nature of the Business - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended	2 Months Ended	12 Months Ended
	Nov. 06, 2021	Jun. 17, 2021	Feb. 12, 2021	Jan. 27, 2020	Apr. 15, 2019	Jun. 26, 2018	Jun. 22, 2018	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock
Net loss										$ 142,096	$ 142,094	$ 123,849
Accumulated deficit									$ 521,340	521,340	379,244
Cash									$ 310,338	310,338	$ 153,299	$ 210,643
Number of shares issued in transaction (shares)		2,069,466						1,718,506
Proceeds of issuance of ordinary shares, net of issuance costs		$ 14,300						$ 15,300		$ 29,600
Gross proceeds from sale of stock	$ 100,000
SEC document registration, days from Closing Date									45 days	45 days
Exercise price, per warrant or right	$ 7.35
Blackstone
Class of Stock
Variable consideration amount, agreement inception										$ 150,000
Affiliated Entity | Blackstone
Class of Stock
Proceeds from liability related to the sale of future royalties and sales milestones										$ 50,000
Remaining performance obligation, variable consideration amount	$ 100,000
American Depositary Shares Under Blackstone Agreement
Class of Stock
Securities called by warrants	3,265,306
Ordinary shares
Class of Stock
Number of shares issued in transaction (shares)	17,985,611								17,985,611	3,787,972
Per share price of issuance (usd per share)	$ 5.56
Proceeds of issuance of ordinary shares, net of issuance costs	$ 98,000
Gross proceeds from sale of stock	$ 100,000
Ordinary shares | Ordinary Shares Represented by ADSs Under Blackstone Agreement
Class of Stock
Securities called by warrants	3,265,306
Ordinary shares | IPO
Class of Stock
Number of shares issued in transaction (shares)						10,147,059	10,147,059
Per share price of issuance (usd per share)							$ 17.00
Proceeds of issuance of ordinary shares, net of issuance costs							$ 156,500
Ordinary shares | Public Stock Offering
Class of Stock
Number of shares issued in transaction (shares)			14,285,715	7,250,000	4,830,000
Per share price of issuance (usd per share)			$ 7.00	$ 11.00	$ 24.00
Proceeds of issuance of ordinary shares, net of issuance costs			$ 106,900	$ 74,000	$ 108,800
Ordinary shares | Over-Allotment Option
Class of Stock
Number of shares issued in transaction (shares)			2,142,857		630,000		1,323,529